Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (Mr. Boston)(1)	Compensation Actually Paid to PEO (Mr. Boston)	Summary Compensation Table Total for PEO (Ms. Popenoe)(1)	Compensation Actually Paid to PEO (Ms. Popenoe)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)	Total Share- holder Return(2)	Peer Group Total Share- holder Return(2)(3)	Net Income (Loss) ($ in thousands)	Total Economic Return %(4)
2025	$7,771,011	$11,275,911	$7,675,275	$10,887,052	$3,717,639	$5,462,941	142.64	114.13	$319,065	21.6%
2024	$7,199,588	$7,172,854	$6,155,854	$6,123,214	$3,379,248	$3,422,066	128.99	79.95	113,898	7.4%
2023	6,177,239	5,889,056	N/A	N/A	3,822,244	3,733,285	113.47	79.78	(6,130)	1.0%
2022	4,230,683	3,702,486	N/A	N/A	3,084,333	2,907,635	101.29	69.26	143,161	(9.4)%
2021	4,476,138	4,089,845	N/A	N/A	2,665,564	2,504,410	119.67	94.04	102,261	2.5%

(1)
For July 22, 2024-December 31, 2025, Mr. Boston and Ms. Popenoe served as Co-Chief Executive Officers (Co-PEOs). For 2021-July 21, 2024, Mr. Boston served as our Chief Executive Officer and sole PEO. Mr. Colligan was the only NEO who was a non-PEO for the entire year. For 2023, our non-PEO NEOs were Mr. Colligan and Ms. Popenoe. For 2022, our non-PEO NEOs were Stephen J. Benedetti (former Executive Vice President, Chief Financial Officer, and Chief Operating Officer), Mr. Colligan, and Ms. Popenoe. For 2021, our non-PEO NEOs were Mr. Benedetti and Ms. Popenoe.

(2)
TSR for the Company and the Peer Group assume $100 invested on December 31, 2020.

(3)
The Peer Group Total Shareholder Return is calculated based on the FTSE NAREIT Mortgage REIT Index.

(4)
TER percentage is the sum of dividends declared per common share during the year plus the change in book value per common share for the year divided by the beginning book value per common share. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance, the Company has determined that TER is the financial measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. TER is a performance measure for our executives’ PSU awards.

Compensation actually paid represents the Summary Compensation Table Total adjusted for the following items:
	Year 2025
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO (Mr. Boston)	PEO (Ms. Popenoe)	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(3,122,248)	$(3,122,248)	$(1,373,580)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	3,606,942	4,936,687	2,267,740
Increase for fair value at vesting date of awards that were granted and vested during the year	1,297,348	—	—
Increase for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	1,920,864	1,477,315	818,863
(Decrease) increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(198,006)	(79,977)	32,279
Total adjustments	$3,504,900	$3,211,777	$1,745,302
	Year 2024
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO (Mr. Boston)	PEO (Ms. Popenoe)	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(3,176,238)	$(2,254,100)	$(1,280,750)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,928,606	2,281,149	1,296,119
Increase for fair value at vesting date of awards that were granted and vested during the year	1,270,500	—	—
Increase for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	57,556	39,468	27,597
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(107,158)	(99,157)	(148)
Total adjustments	$(26,734)	$(32,640)	$42,818
	Year 2023
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(2,931,062)	$(1,633,237)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	2,962,858	1,656,840
Increase for fair value at vesting date of awards that were granted and vested during the year	—	—
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(303,654)	(109,372)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(16,325)	(3,190)
Total adjustments	$(288,183)	$(88,959)
	Year 2022
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,480,618)	$(609,194)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,398,422	337,235
Increase for fair value at vesting date of awards that were granted and vested during the year	—	261,096
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(401,858)	(78,797)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(44,143)	(87,038)
Total adjustments	$(528,197)	$(176,698)
	Year 2021
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table as well as amounts reported under the “Non-Equity Incentive Plan Compensation” column in the Summary Compensation Table for the portion of such long-term incentive compensation earned for performance during the three-year performance period ended December 31, 2021 that was paid in shares of the Company’s common stock	$(1,623,209)	$(887,360)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,255,337	734,894
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(87,125)	(36,999)
Increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	68,704	28,311
Total adjustments	$(386,293)	$(161,154)

Company Selected Measure Name	Total Economic Return
Named Executive Officers, Footnote
(1)
For July 22, 2024-December 31, 2025, Mr. Boston and Ms. Popenoe served as Co-Chief Executive Officers (Co-PEOs). For 2021-July 21, 2024, Mr. Boston served as our Chief Executive Officer and sole PEO. Mr. Colligan was the only NEO who was a non-PEO for the entire year. For 2023, our non-PEO NEOs were Mr. Colligan and Ms. Popenoe. For 2022, our non-PEO NEOs were Stephen J. Benedetti (former Executive Vice President, Chief Financial Officer, and Chief Operating Officer), Mr. Colligan, and Ms. Popenoe. For 2021, our non-PEO NEOs were Mr. Benedetti and Ms. Popenoe.

Peer Group Issuers, Footnote	(3) The Peer Group Total Shareholder Return is calculated based on the FTSE NAREIT Mortgage REIT Index.
Adjustment To PEO Compensation, Footnote
Compensation actually paid represents the Summary Compensation Table Total adjusted for the following items:
	Year 2025
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO (Mr. Boston)	PEO (Ms. Popenoe)	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(3,122,248)	$(3,122,248)	$(1,373,580)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	3,606,942	4,936,687	2,267,740
Increase for fair value at vesting date of awards that were granted and vested during the year	1,297,348	—	—
Increase for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	1,920,864	1,477,315	818,863
(Decrease) increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(198,006)	(79,977)	32,279
Total adjustments	$3,504,900	$3,211,777	$1,745,302
	Year 2024
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO (Mr. Boston)	PEO (Ms. Popenoe)	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(3,176,238)	$(2,254,100)	$(1,280,750)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,928,606	2,281,149	1,296,119
Increase for fair value at vesting date of awards that were granted and vested during the year	1,270,500	—	—
Increase for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	57,556	39,468	27,597
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(107,158)	(99,157)	(148)
Total adjustments	$(26,734)	$(32,640)	$42,818
	Year 2023
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(2,931,062)	$(1,633,237)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	2,962,858	1,656,840
Increase for fair value at vesting date of awards that were granted and vested during the year	—	—
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(303,654)	(109,372)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(16,325)	(3,190)
Total adjustments	$(288,183)	$(88,959)
	Year 2022
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,480,618)	$(609,194)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,398,422	337,235
Increase for fair value at vesting date of awards that were granted and vested during the year	—	261,096
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(401,858)	(78,797)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(44,143)	(87,038)
Total adjustments	$(528,197)	$(176,698)
	Year 2021
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table as well as amounts reported under the “Non-Equity Incentive Plan Compensation” column in the Summary Compensation Table for the portion of such long-term incentive compensation earned for performance during the three-year performance period ended December 31, 2021 that was paid in shares of the Company’s common stock	$(1,623,209)	$(887,360)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,255,337	734,894
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(87,125)	(36,999)
Increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	68,704	28,311
Total adjustments	$(386,293)	$(161,154)

Non-PEO NEO Average Total Compensation Amount	$ 3,717,639	$ 3,379,248	$ 3,822,244	$ 3,084,333	$ 2,665,564
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,462,941	3,422,066	3,733,285	2,907,635	2,504,410
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid represents the Summary Compensation Table Total adjusted for the following items:
	Year 2025
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO (Mr. Boston)	PEO (Ms. Popenoe)	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(3,122,248)	$(3,122,248)	$(1,373,580)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	3,606,942	4,936,687	2,267,740
Increase for fair value at vesting date of awards that were granted and vested during the year	1,297,348	—	—
Increase for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	1,920,864	1,477,315	818,863
(Decrease) increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(198,006)	(79,977)	32,279
Total adjustments	$3,504,900	$3,211,777	$1,745,302
	Year 2024
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO (Mr. Boston)	PEO (Ms. Popenoe)	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(3,176,238)	$(2,254,100)	$(1,280,750)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,928,606	2,281,149	1,296,119
Increase for fair value at vesting date of awards that were granted and vested during the year	1,270,500	—	—
Increase for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	57,556	39,468	27,597
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(107,158)	(99,157)	(148)
Total adjustments	$(26,734)	$(32,640)	$42,818
	Year 2023
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(2,931,062)	$(1,633,237)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	2,962,858	1,656,840
Increase for fair value at vesting date of awards that were granted and vested during the year	—	—
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(303,654)	(109,372)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(16,325)	(3,190)
Total adjustments	$(288,183)	$(88,959)
	Year 2022
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,480,618)	$(609,194)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,398,422	337,235
Increase for fair value at vesting date of awards that were granted and vested during the year	—	261,096
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(401,858)	(78,797)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(44,143)	(87,038)
Total adjustments	$(528,197)	$(176,698)
	Year 2021
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the “Stock Awards” column in the Summary Compensation Table as well as amounts reported under the “Non-Equity Incentive Plan Compensation” column in the Summary Compensation Table for the portion of such long-term incentive compensation earned for performance during the three-year performance period ended December 31, 2021 that was paid in shares of the Company’s common stock	$(1,623,209)	$(887,360)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,255,337	734,894
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(87,125)	(36,999)
Increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	68,704	28,311
Total adjustments	$(386,293)	$(161,154)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation — Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise to our shareholders. The most important financial measures used by the Company to link the executive compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year are as follows:
•
absolute total economic return

•
relative total economic return compared to a peer group

•
relative total shareholder return compared to a peer group

Total Shareholder Return Amount	$ 142.64	128.99	113.47	101.29	119.67
Peer Group Total Shareholder Return Amount	114.13	79.95	79.78	69.26	94.04
Net Income (Loss)	$ 319,065	$ 113,898,000	$ (6,130,000)	$ 143,161,000	$ 102,261,000
Company Selected Measure Amount	0.216	0.074	0.01	(0.094)	0.025
Measure:: 1
Pay vs Performance Disclosure
Name	absolute total economic return
Non-GAAP Measure Description
(4)
TER percentage is the sum of dividends declared per common share during the year plus the change in book value per common share for the year divided by the beginning book value per common share. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance, the Company has determined that TER is the financial measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. TER is a performance measure for our executives’ PSU awards.

Measure:: 2
Pay vs Performance Disclosure
Name	relative total economic return compared to a peer group
Measure:: 3
Pay vs Performance Disclosure
Name	relative total shareholder return compared to a peer group
Mr. Boston [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,771,011	$ 7,199,588	$ 6,177,239	$ 4,230,683	$ 4,476,138
PEO Actually Paid Compensation Amount	$ 11,275,911	7,172,854	5,889,056	3,702,486	4,089,845
PEO Name	Mr. Boston
Ms. Popenoe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,675,275	6,155,854
PEO Actually Paid Compensation Amount	$ 10,887,052	6,123,214
PEO Name	Ms. Popenoe
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(288,183)	(528,197)	(386,293)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,931,062)	(1,480,618)	(1,623,209)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,962,858	1,398,422	1,255,337
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(303,654)	(401,858)	(87,125)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,325)	(44,143)	68,704
PEO | Mr. Boston [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,504,900	(26,734)
PEO | Mr. Boston [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,122,248)	(3,176,238)
PEO | Mr. Boston [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,606,942	1,928,606
PEO | Mr. Boston [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,920,864	57,556
PEO | Mr. Boston [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,297,348	1,270,500
PEO | Mr. Boston [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198,006)	(107,158)
PEO | Ms. Popenoe [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,211,777	(32,640)
PEO | Ms. Popenoe [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,122,248)	(2,254,100)
PEO | Ms. Popenoe [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,936,687	2,281,149
PEO | Ms. Popenoe [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,477,315	39,468
PEO | Ms. Popenoe [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Popenoe [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,977)	(99,157)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,745,302	42,818	(88,959)	(176,698)	(161,154)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,373,580)	(1,280,750)	(1,633,237)	(609,194)	(887,360)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,267,740	1,296,119	1,656,840	337,235	734,894
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	818,863	27,597	(109,372)	(78,797)	(36,999)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				261,096
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 32,279	$ (148)	$ (3,190)	$ (87,038)	$ 28,311